UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2012

1.804883.108

MM-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 41.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.6%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 91,000	$ 91,000
State Street Bank & Trust Co., Boston
8/29/12 to 9/14/12	0.28	195,000	195,000
			286,000
London Branch, Eurodollar, Foreign Banks - 7.7%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	73,000	73,002
Commonwealth Bank of Australia
8/8/12 to 9/18/12	0.30 to 0.40	139,000	139,000
HSBC Bank PLC
12/28/12	0.42	61,000	61,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/12	0.43	20,000	20,000
Mizuho Corporate Bank Ltd.
9/14/12 to 10/18/12	0.43 to 0.44	344,000	344,000
National Australia Bank Ltd.
9/10/12 to 1/11/13	0.36 to 0.42 (d)	696,000	696,000
			1,333,002
New York Branch, Yankee Dollar, Foreign Banks - 32.6%
Bank of Montreal Chicago CD Program
9/26/12 to 8/6/13	0.25 to 0.65 (d)	659,000	659,020
Bank of Nova Scotia
9/5/12 to 8/12/13	0.32 to 0.72 (d)	629,000	629,009
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 1/8/13	0.42 to 0.51 (d)	576,000	576,000
Canadian Imperial Bank of Commerce
9/24/12 to 8/16/13	0.42 to 0.55 (d)	507,000	507,000
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32 to 0.33	174,000	173,999
Mitsubishi UFJ Trust & Banking Corp.
8/17/12 to 10/31/12	0.43 to 0.44	257,000	257,000
Mizuho Corporate Bank Ltd.
8/6/12 to 10/10/12	0.35 to 0.39	522,000	522,000
National Bank Canada
2/4/13	0.57 (d)	62,000	62,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Nordea Bank Finland PLC
8/24/12 to 9/10/12	0.30 to 0.31%	$ 290,000	$ 290,000
Royal Bank of Canada
2/11/13 to 8/1/13	0.54 to 0.82 (d)	204,000	204,000
Sumitomo Mitsui Banking Corp.
10/2/12	0.41 (d)	50,000	50,000
10/2/12	0.41 (d)	11,000	11,000
9/14/12 to 11/6/12	0.40 to 0.41 (d)	630,000	630,000
Sumitomo Trust & Banking Co. Ltd.
8/1/12 to 10/30/12	0.41 to 0.45	458,000	458,000
Svenska Handelsbanken, Inc.
9/17/12	0.30	30,000	30,000
Toronto-Dominion Bank
10/16/12 to 2/4/13	0.20 to 0.48 (d)	597,000	597,000
			5,656,028
TOTAL CERTIFICATE OF DEPOSIT			7,275,030
Financial Company Commercial Paper - 14.5%

Barclays Bank PLC
8/9/12 to 8/24/12	0.76 to 1.00 (b)	73,000	73,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	18,000	17,997
Commonwealth Bank of Australia
11/26/12 to 12/21/12	0.29 to 0.40 (d)	200,000	199,951
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	335,000	334,771
DNB Bank ASA
9/18/12 to 10/1/12	0.33	179,000	178,914
General Electric Capital Corp.
1/9/13	0.40	45,000	44,920
JPMorgan Chase & Co.
8/1/12 to 11/1/12	0.30 (d)	454,000	453,995
Mitsubishi UFJ Trust & Banking Corp.
9/14/12	0.45	19,000	18,990
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Nordea North America, Inc.
9/5/12	0.30%	$ 59,000	$ 58,983
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	175,000	174,971
Svenska Handelsbanken, Inc.
8/10/12 to 10/9/12	0.26 to 0.31	233,280	233,223
Swedbank AB
8/13/12 to 9/14/12	0.35 to 0.37	95,000	94,976
UBS Finance, Inc.
10/12/12 to 11/5/12	0.40	424,000	423,620
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	202,000	201,685
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			2,509,996
Asset Backed Commercial Paper - 5.4%

Market Street Funding LLC (Liquidity Facility PNC Bank NA)

10/10/12	0.25	65,053	65,021
10/11/12	0.25	73,000	72,964
10/4/12	0.25	25,000	24,989
10/9/12	0.25	17,000	16,992
11/2/12	0.35	71,000	70,936
11/5/12	0.35	100,000	99,907
11/6/12	0.35	185,000	184,826
11/8/12	0.35	100,000	99,904
8/3/12	0.24	56,056	56,055
9/13/12	0.25	25,000	24,993
9/18/12	0.25	42,036	42,022
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)

8/3/12	0.25	25,000	25,000
8/7/12	0.25	50,000	49,998
8/7/12	0.25	50,000	49,998
8/7/12	0.25	50,000	49,998
TOTAL ASSET BACKED COMMERCIAL PAPER			933,603
Other Commercial Paper - 1.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
General Electric Co.
9/26/12	0.18%	$ 175,000	$ 174,951
Treasury Debt - 8.5%

U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills
11/23/12 to 1/31/13	0.15 to 0.16	392,000	391,766
U.S. Treasury Notes
8/15/12 to 6/15/13	0.14 to 0.24	1,081,720	1,086,984
TOTAL TREASURY DEBT			1,478,750
Other Note - 3.3%

Medium-Term Notes - 3.3%
Royal Bank of Canada
8/1/13 to 8/15/13	0.56 to 0.73 (b)(d)	400,000	400,000
8/6/13	0.52 (d)	176,000	175,963
TOTAL OTHER NOTE			575,963
Variable Rate Demand Note - 1.8%

Illinois - 0.4%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.), LOC JPMorgan Chase Bank, VRDN
8/7/12	0.19 (d)(e)	20,000	20,000
Illinois Fin. Auth. Rev. (Rehabilitation Institute of Chicago Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
8/7/12	0.17 (d)	16,000	16,000
Illinois Fin. Auth. Rev. Series 2009 A, LOC JPMorgan Chase Bank, VRDN
8/7/12	0.17 (d)	9,000	9,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, LOC Freddie Mac, VRDN
8/7/12	0.15 (d)	19,500	19,500
			64,500
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Indiana - 0.3%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
8/7/12	0.16% (d)	$ 29,325	$ 29,325
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, LOC Mizuho Corporate Bank Ltd., VRDN
8/7/12	0.16 (d)	25,425	25,425
			54,750
Michigan - 0.0%
Grand Valley Michigan State Univ. Rev. Series 2008 B, LOC U.S. Bank NA, Cincinnati, VRDN
8/7/12	0.15 (d)	6,500	6,500
New York - 0.6%
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
8/7/12	0.16 (d)(e)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
8/7/12	0.17 (d)(e)	21,000	21,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
8/7/12	0.17 (d)(e)	13,000	13,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2006 A, LOC Freddie Mac, VRDN
8/7/12	0.17 (d)(e)	14,500	14,500
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, LOC Freddie Mac, VRDN
8/7/12	0.17 (d)(e)	50,000	50,000
			111,000
Non State Specific - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
8/7/12	0.21 (d)	33,000	33,000
Pennsylvania - 0.1%
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, LOC Fannie Mae, VRDN
8/7/12	0.15 (d)	10,725	10,725
Philadelphia Arpt. Rev. Series 2005 C1, LOC TD Banknorth, NA, VRDN
8/7/12	0.15 (d)(e)	6,500	6,500
			17,225
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Tennessee - 0.1%
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, LOC Freddie Mac, VRDN
8/7/12	0.15% (d)	$ 18,170	$ 18,170
Texas - 0.1%
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646 (Liquidity Facility JPMorgan Chase Bank)
8/7/12	0.16 (d)(f)	13,055	13,055
TOTAL VARIABLE RATE DEMAND NOTE			318,200
Government Agency Debt - 1.1%

Federal Agencies - 0.9%
Fannie Mae
2/21/13 to 2/26/13	0.20	16,031	16,214
Federal Home Loan Bank
11/28/12 to 2/28/13	0.20	142,000	141,986
			158,200
Other Government Related - 0.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
8/9/12	0.18 (c)	33,891	33,890
TOTAL GOVERNMENT AGENCY DEBT			192,090
Insurance Company Funding Agreement - 0.1%

Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
10/29/12	0.66 (d)(g)	24,000	24,000
Government Agency Repurchase Agreement - 20.2%
	Maturity Amount (000s)
In a joint trading account at 0.18% dated:
7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) #	$ 2,769,565	2,769,551
7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) #	47,963	47,963
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With:
Barclays Capital, Inc. at:
0.18%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $56,100,281, 5%, 1/20/35 - 5/20/40)	$ 55,002	$ 55,000
0.2%, dated 7/25/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $78,543,055, 3.5%, 4/1/27 - 7/1/42)	77,014	77,000
Citibank NA at 0.18%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $85,680,429, 2.32% - 6%, 1/1/21 - 5/1/42)	84,003	84,000
Credit Suisse Securities (USA) LLC at 0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $55,081,708, 3.5%, 1/20/42)	54,002	54,000
Goldman Sachs & Co. at 0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $55,080,291, 2.5% - 3%, 6/1/27 - 10/1/40)	54,002	54,000
ING Financial Markets LLC at 0.25%, dated:
7/23/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $53,042,953, 1.79% - 5.5%, 2/1/27 - 3/1/41)	52,011	52,000
7/25/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $47,942,059, 2.98% - 5.5%, 2/1/27 - 3/1/41)	47,011	47,000
7/26/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $11,330,264, 3% - 4%, 2/1/27 - 10/1/41)	11,002	11,000
RBC Capital Markets Corp. at 0.21%, dated:
6/7/12 due 8/6/12 (Collateralized by U.S. Government Obligations valued at $59,393,883, 0.64% - 5%, 4/1/16 - 3/15/42)	58,020	58,000
7/25/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $84,507,190, 0.65% - 3.84%, 4/1/16 - 3/25/42)	82,016	82,000
UBS Securities LLC at:
0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $28,560,151, 4%, 2/20/42)	28,001	28,000
0.2%, dated 7/20/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $83,900,343, 3% - 4%, 2/20/42 - 7/20/42)	82,014	82,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		3,501,514
Other Repurchase Agreement - 2.5%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 2.5%
With:
Credit Suisse Securities (USA) LLC at:
0.26%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $32,961,122, 3.19% - 3.57%, 7/16/46 - 12/16/52)	$ 32,002	$ 32,000
0.28%, dated 7/31/12 due 8/1/12 (Collateralized by Equity Securities valued at $32,401,161)	30,000	30,000
0.3%, dated 7/31/12 due 8/7/12 (Collateralized by Equity Securities valued at $55,082,023)	51,003	51,000
0.87%, dated:
5/10/12 due 8/8/12 (Collateralized by Corporate Obligations valued at $16,233,204, 0.41%, 6/25/46)	15,033	15,000
5/22/12 due 8/20/12 (Collateralized by Corporate Obligations valued at $16,228,227, 0.40% - 0.44%, 8/25/36 - 6/25/47)	15,033	15,000
0.9%, dated:
5/1/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $66,033,975, 1% - 3.75%, 2/15/13 - 5/15/37)	61,140	61,000
7/3/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $17,292,263, 0.41% - 0.6%, 11/29/35 - 3/25/37)	16,036	16,000
7/11/12 due:
10/9/12 (Collateralized by Corporate Obligations valued at $33,497,012, 0.33% - 6.61%, 2/3/29 - 10/25/46)	31,070	31,000
10/15/12 (Collateralized by Corporate Obligations valued at $33,496,887, 0.39% - 5.96%, 12/25/35 - 8/25/37)	31,074	31,000
0.92%, dated:
7/18/12 due 10/16/12 (Collateralized by Corporate Obligations valued at $50,777,084, 0.37% - 2%, 5/15/36 - 11/25/47)	47,108	47,000
7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $33,487,996, 0.31% - 7.03%, 7/15/29 - 2/25/46)	31,072	31,000
7/24/12 due 10/24/12 (Collateralized by Corporate Obligations valued at $17,283,206, 0.42% - 5.46%, 10/25/36 - 5/25/47)	16,038	16,000
Deutsche Bank Securities, Inc. at 0.55%, dated 7/31/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $11,880,337, 0% - 9%, 7/15/13 - 6/20/38)	11,000	11,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.31%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $13,390,115, 5.91% - 6.46%, 1/15/36 - 11/25/39)	$ 13,001	$ 13,000
0.58%, dated 7/5/12 due 8/7/12 (Collateralized by Mortgage Loan Obligations valued at $17,497,320, 0.46% - 5.5%, 5/26/36 - 11/19/36)	16,024	16,000
0.61%, dated 6/12/12 due 8/7/12 (Collateralized by Corporate Obligations valued at:
$17,383,687, 0% - 0.52%, 2/25/36 - 7/1/47)	16,024	16,000
$6,496,924, 0.66% - 11.5%, 4/5/13 - 1/15/23)	6,009	6,000
TOTAL OTHER REPURCHASE AGREEMENT		438,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $17,422,097)		17,422,097
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(59,943)
NET ASSETS - 100%		$ 17,362,154
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $473,000,000 or 2.7% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $33,890,000, or 0.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.66%, 10/29/12	7/18/12	$ 24,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,769,551,000 due 8/01/12 at 0.18%
BNP Paribas Securities Corp.	$ 96,175
Bank of America NA	487,373
Barclays Capital, Inc.	131,591
Citibank NA	146,212
Citigroup Global Markets, Inc.	97,475
Credit Agricole CIB New York Branch	116,969
Credit Suisse Securities (USA) LLC	519,863
Deutsche Bank Securities, Inc.	38,990
HSBC Securities (USA), Inc.	501,336
ING Financial Markets LLC	55,236
J.P. Morgan Securities, Inc.	77,980
Merrill Lynch, Pierce, Fenner & Smith, Inc.	186,483
Morgan Stanley & Co., Inc.	51,986
RBC Capital Markets Corp.	65,633
Societe Generale	32,492
Wells Fargo Securities LLC	163,757
$ 2,769,551
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$47,963,000 due 8/01/12 at 0.18%
Barclays Capital, Inc.	$ 17,130
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,994
UBS Securities LLC	22,839
$ 47,963
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2012, the cost of investment securities for income tax purposes was $17,422,097,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2012

1.804884.108

DTE-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,225	$ 5,225
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,900	2,900
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.21% 8/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (b)	3,455	3,455
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.16% 8/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.2% 8/2/12, VRDN (b)	1,700	1,700
		17,280
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,680	8,680
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 06 33, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,075	12,075
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 8/7/12 (ConocoPhillips Guaranteed), VRDN (b)	13,105	13,105
Series 1994 C, 0.22% 8/7/12 (ConocoPhillips Guaranteed), VRDN (b)	4,500	4,500
		71,085
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,160	7,160
(Catholic Healthcare West Proj.) Series 2008 B, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	2,500	2,500
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	4,575	4,575
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 6,400	$ 6,400
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	14,120	14,120
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.16% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,900	5,900
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	11,400	11,400
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.16% 8/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,100	4,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series EGL 06 0141, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	13,850	13,850
Series MS 3078, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	4,500	4,500
Series Putters 3708Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,665	16,665
Series RBC O1, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	3,300	3,300
Series WF 09 40C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,345	3,345
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 4,970	$ 4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,300	10,300
		160,285
California - 5.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	1,900	1,900
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,645	9,645
California Gen. Oblig.:
Series 2003 C1, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	5,000	5,000
Series 2004 A7, 0.15% 8/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	14,040	14,040
Series 2004 B5, 0.15% 8/7/12, LOC Citibank NA, VRDN (b)	18,300	18,300
Series 2005 B1, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	79,400	79,400
Series B6, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	8,000	8,000
Series 2009 H, 0.19% 8/7/12, LOC Citibank NA, VRDN (b)	3,000	3,000
(Scripps Health Proj.) Series 2008 D, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	28,810	28,810
Participating VRDN:
Series DB 3294, 0.19% 8/7/12 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,000	5,000
Series Putters 3878 Q, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
California Infrastructure & Econ. Dev. Bank Rev.:
(RAND Corp. Proj.) Series 2008 B, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	8,245	8,245
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(The Contemporary Jewish Museum Proj.) Series 2006, 0.21% 8/1/12, LOC Bank of America NA, VRDN (b)	$ 4,900	$ 4,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	7,500	7,500
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	8,800	8,800
(North Peninsula Jewish Campus Proj.) 0.21% 8/1/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.18% 8/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)	2,000	2,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.17% 8/7/12, LOC Citibank NA, VRDN (b)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,495	8,495
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	2,100	2,100
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,660	6,660
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	10,900	10,900
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.17% 8/7/12, LOC Citibank NA, VRDN (b)	18,400	18,400
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.15% 8/7/12, LOC Citibank NA, VRDN (b)	11,475	11,475
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	23,250	23,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 6,850	$ 6,850
Series Putters 3028, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	8,400	8,400
Santa Clara Elec. Rev. Series 2008 B. 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	50,285	50,285
Univ. of California Revs. Participating VRDN Series Putters 3365, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,055	4,055
		448,260
Colorado - 1.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,500	7,500
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.2% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,930	12,930
Participating VRDN:
Series BA 08 1090, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,675	4,675
Series Putters 2999, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,250	6,250
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	12,500	12,500
Series EGL 07 0039, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	17,575	17,575
Series EGL 07 0040, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,800	9,800
Series MT 741, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	13,205	13,205
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.16% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,400	9,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.75% 8/7/12, LOC BNP Paribas SA, VRDN (b)	$ 2,900	$ 2,900
Univ. of Colorado Hosp. Auth. Rev.:
Series 2004 A, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,400	9,400
Series 2008 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	17,600	17,600
		123,735
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.42% 8/7/12, VRDN (b)	3,500	3,500
Series 1999 A, 0.45% 8/7/12, VRDN (b)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	12,555	12,555
		18,855
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2008 C, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.19% 8/7/12, LOC Freddie Mac, VRDN (b)	3,635	3,635
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	12,145	12,145
(Defenders of Wildlife Proj.) 0.32% 8/7/12, LOC Bank of America NA, VRDN (b)	5,710	5,710
(George Washington Univ. Proj.) Series 1999 C, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	2,200	2,200
(The AARP Foundation Proj.) Series 2004, 0.21% 8/7/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
(The Phillips Collection Issue Proj.) Series 2003, 0.48% 8/7/12, LOC Bank of America NA, VRDN (b)	4,805	4,805
(Washington Drama Society, Inc. Proj.) Series 2008, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,550	7,550
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,575	12,575
		65,020
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - 4.0%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	$ 5,940	$ 5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	1,770	1,770
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	29,585	29,585
Series EGL 7050054 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	18,840	18,840
Series MS 3059, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,615	5,615
Series MT 728, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Series Putters 3834 Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,000	9,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.17% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	5,850	5,850
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,370	9,370
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	14,100	14,100
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,800	4,800
Series 2007 E, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	3,300	3,300
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	24,290	24,290
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	8,800	8,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C2, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 20,400	$ 20,400
Series 2003 D, 0.16% 8/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	30,000	30,000
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.16% 8/7/12, LOC Northern Trust Co., VRDN (b)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.16% 8/7/12, LOC Northern Trust Co., VRDN (b)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.18% 8/7/12, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	8,900	8,900
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	5,150	5,150
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.) Series 2010 B, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
Series 2011 C, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	18,850	18,850
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.19% 8/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,640	11,640
Tampa Health Sys. Rev. Participating VRDN Series WF 12 21 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,315	7,315
USF College of Medicine Health Facilities Series 2006 A1, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
		328,765
Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.22% 8/1/12, VRDN (b)	4,000	4,000
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	$ 16,600	$ 16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,800	6,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	14,700	14,700
Participating VRDN Series Solar 07 72, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,500	11,500
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.17% 8/7/12, LOC Bank of Scotland PLC, VRDN (b)	5,955	5,955
Georgia Gen. Oblig. Participating VRDN:
Series MT 729, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	7,500	7,500
Series PZ 271, 0.17% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	9,873	9,873
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	16,935	16,935
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,210	10,210
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.23% 8/1/12, VRDN (b)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	33,835	33,835
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
Series Putters 4016, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,000	$ 1,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.15% 8/7/12, LOC Barclays Bank PLC, VRDN (b)	10,000	10,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,800	5,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	2,200	2,200
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	5,150	5,150
Series 2009 B, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,900	3,900
		223,933
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
Series ROC II R 12325, 0.15% 8/1/12 (Liquidity Facility Citibank NA) (b)(e)	17,100	17,100
Series WF 11 119C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,610	5,610
		31,320
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	27,000	27,000
Illinois - 6.0%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.16% 8/7/12, LOC Northern Trust Co., VRDN (b)	17,500	17,500
Chicago Board of Ed. Series 2000 B, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2002 B, 0.32% 8/1/12, LOC Bank of America NA, VRDN (b)	$ 3,115	$ 3,115
Participating VRDN Series Solar 06 38, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	9,385	9,385
Series Clipper 07 12, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	10,350	10,350
Series Solar 06 75, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1994 C, 0.2% 8/7/12, LOC Citibank NA, VRDN (b)	8,420	8,420
Series 2005 D, 0.17% 8/7/12, LOC Barclays Bank PLC, VRDN (b)	16,000	16,000
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.16% 8/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,575	19,575
Series 2004 A2, 0.16% 8/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	34,005	34,005
DuPage County Rev. (Morton Arboretum Proj.) 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.16% 8/7/12, LOC BMO Harris Bank NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.16% 8/7/12, LOC BMO Harris Bank NA, VRDN (b)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,050	16,050
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,825	10,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.):
Series 2008 C, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,235	$ 11,235
Series 2009 A, 0.28% 8/7/12, LOC Bank of America NA, VRDN (b)	8,200	8,200
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.19% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	510	510
Series 2008 B, 0.19% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	400	400
(North Central College Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	17,000	17,000
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	21,000	21,000
Series 2009 D, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.15% 8/7/12, LOC Northern Trust Co., VRDN (b)	9,500	9,500
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	11,000	11,000
(Trinity Int'l. Univ. Proj.) Series 2009, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
Participating VRDN:
Series EGL 06 115, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series EGL 06 118, Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	12,570	12,570
Series Putters 3288Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,960	2,960
Series Putters 3764, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	3,810	3,810
Series WF 11 125C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	22,330	22,330
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.15% 8/7/12, LOC PNC Bank NA, VRDN (b)	22,000	22,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A 2D, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 11,200	$ 11,200
Series 2007 A-2A, 0.16% 8/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	6,200	6,200
0.16% 8/7/12, LOC Citibank NA, VRDN (b)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.15% 8/7/12, LOC Freddie Mac, VRDN (b)	3,250	3,250
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	1,700	1,700
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	3,900	3,900
Univ. of Illinois Rev. Series 2008, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,875	13,875
		498,690
Indiana - 1.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	15,360	15,360
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,510	11,510
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.16% 8/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	15,425	15,425
Series 2005, 0.23% 8/7/12, LOC Royal Bank of Scotland PLC, VRDN (b)	10,950	10,950
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	29,800	29,800
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.22% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,115	4,115
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	20,715	20,715
Participating VRDN Series BBT 08 12, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	25	25
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	15,400	15,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.16% 8/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 26,000	$ 26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.17% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,000	3,000
		152,300
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 E, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	1,900	1,900
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 8/7/12, VRDN (b)	18,500	18,500
		20,400
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	11,250	11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,200	5,200
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,050	18,050
		56,500
Louisiana - 1.5%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	3,750	3,750
Series Solar 06 133, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,375	12,375
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 14,400	$ 14,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.18% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2010 B, 0.18% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,400	13,400
Series 2010, 0.16% 8/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	12,500	12,500
		126,225
Maryland - 1.0%
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.19% 8/7/12, LOC Fannie Mae, VRDN (b)	9,400	9,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	4,470	4,470
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	3,700	3,700
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.27% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 B, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	12,200	12,200
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	15,905	15,905
		85,090
Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,980	4,980
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Lasell Village Proj.) Series 2007, 0.33% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 13,580	$ 13,580
(Smith College Proj.) Series 2007, 0.22% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	2,500	2,500
Participating VRDN Series ROC II R 11999X, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,985	1,985
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	16,000	16,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.27% 8/7/12, LOC Bank of America NA, VRDN (b)	4,400	4,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BC 11 113B, 0.14% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,000	1,000
Series EGL 07 0031, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series Putters 2479Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,755	3,755
Series Putters 2857, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.29% 8/7/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,680	6,680
Series ROC II R 11537, 0.28% 8/7/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,200	5,200
		79,535
Michigan - 1.0%
Grand Traverse County Hosp. Series 2011 B, 0.18% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	6,750	6,750
Series 2012 C, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	10,500	10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 8,650	$ 8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	52,000	52,000
		82,900
Minnesota - 0.3%
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.17% 8/7/12, LOC Freddie Mac, VRDN (b)	3,940	3,940
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	2,550	2,550
Oak Park Heights Multi-family Rev. 0.17% 8/7/12, LOC Freddie Mac, VRDN (b)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,220	5,220
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.21% 8/7/12, LOC Deutsche Bank AG, VRDN (b)	1,000	1,000
Series 2009 9BB, 0.21% 8/7/12, LOC Deutsche Bank AG, VRDN (b)	3,000	3,000
		26,225
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	13,225	13,225
Mississippi Gen. Oblig.:
Participating VRDN:
Series ROC II R 14027, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,680	3,680
Series ROC II-R 11987, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	6,300	6,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
Participating VRDN:
Series WF 11 117C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	$ 3,260	$ 3,260
0.2% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	16,700	16,700
		46,540
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	24,915	24,915
Participating VRDN:
Series EGL 07 0001, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	8,470	8,470
Series Putters 3929, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,785	2,785
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.17% 8/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,670	2,670
		38,840
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	31,900	31,900
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,000	7,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	22,905	22,905
		61,805
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2008 D1, 0.18% 8/7/12, LOC Citibank NA, VRDN (b)	4,000	4,000
Series 2008 D3, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	10,000	10,000
Clark County Fuel Tax Participating VRDN:
Series ROC II R 11507, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series WF 12 47C 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,655	7,655
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,000	$ 2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,000	6,000
Series Putters 3489Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,180	10,180
Reno Cap. Impt. Rev. Series 2005 A, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	10,800	10,800
Series 2008 B, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	42,200	42,200
Series 2009 A, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	28,190	28,190
Series 2009 B, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	20,760	20,760
		163,150
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	72,595	72,595
New York - 5.4%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26% 8/7/12, LOC Bank of America NA, VRDN (b)	11,965	11,965
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,400	1,400
Series Putters 3282, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 14000X, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 2,900	$ 2,900
Series 2004 A3, 0.2% 8/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	2,000	2,000
Series 2004 H8, 0.18% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	9,590	9,590
Series 2008 J8, 0.2% 8/1/12, LOC Landesbank Baden-Wuert, VRDN (b)	35,600	35,600
Series 2012 G3, 0.16% 8/7/12 (Liquidity Facility Citibank NA), VRDN (b)	51,100	51,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,105	4,105
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.19% 8/7/12, LOC RBS Citizens NA, VRDN (b)	33,300	33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.17% 8/7/12, LOC Citibank NA, VRDN (b)	29,120	29,120
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 06 69 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	16,270	16,270
Series Putters 3223, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Series ROC II R 11904, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series ROC II R 11930, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,715	9,715
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series ROC II R 11972, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,385	4,385
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	8,400	8,400
(Univ. of Rochester Proj.) Series 2008 A1, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	1,500	1,500
Participating VRDN:
Series EGL 06 47 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,500	15,500
Series EGL 07 0002, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0066, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 6,600	$ 6,600
Series EGL 07 96, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
Series ROC II R 11722, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,100	1,100
Series ROC II R 11735, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series ROC II R 11975, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.27% 8/7/12, LOC Bank of America NA, VRDN (b)	23,000	23,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.8% 8/7/12, LOC Landesbank Baden-Wuert, VRDN (b)	6,000	6,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	18,200	18,200
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	7,595	7,595
Series 2003 M1, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	31,350	31,350
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4011 Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	32,815	32,815
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.17% 8/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	24,000	24,000
		443,855
North Carolina - 4.5%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	6,690	6,690
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	11,400	11,400
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3443, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,085	6,085
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 5,300	$ 5,300
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.17% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,100	6,100
(High Point Univ. Rev.) Series 2006, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	9,530	9,530
Series 2011, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2010, 0.24% 8/1/12, LOC Bank of America NA, VRDN (b)	21,135	21,135
Participating VRDN:
Series EGL 06 0139, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series EGL 07 0015, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series Putters 3331, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,250	1,250
Series Putters 3333, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
Series 2003 C, 0.19% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	5,235	5,235
Series 2011, 0.24% 8/1/12, LOC Bank of America NA, VRDN (b)	20,000	20,000
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	5,575	5,575
North Carolina Gen. Oblig. Series 2002 E, 0.18% 8/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,300	4,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 73,125	$ 73,125
Series 2008 A2, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	75,800	75,800
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,420	2,420
Participating VRDN:
Series ROC II R 11806, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series WF 12 52C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	10,805	10,805
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.6% 8/7/12, LOC Cr. Industriel et Commercial, VRDN (b)	3,400	3,400
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,700	10,700
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	5,310	5,310
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	22,700	22,700
		369,025
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	17,025	17,025
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	14,385	14,385
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Lancaster Port Auth. Gas Rev. 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.38% 8/7/12, VRDN (b)	6,200	6,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 5,695	$ 5,695
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,625	2,625
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.17% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,935	5,935
		59,400
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	16,350	16,350
Oregon - 0.7%
Port of Portland Arpt. Rev. Series 2009 A1, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	6,400	6,400
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	37,000	37,000
Series 2008 C, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	12,500	12,500
		55,900
Pennsylvania - 2.6%
Allegheny County Series C-58 A, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,350	4,350
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	6,570	6,570
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	1,595	1,595
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	7,835	7,835
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	5,400	5,400
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	2,100	2,100
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.18% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 12,835	$ 12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.2% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	16,200	16,200
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.23% 8/1/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	8,700	8,700
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	17,895	17,895
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	5,665	5,665
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Series ROC II R 11505, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Series WF 11 121C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,745	4,745
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	3,825	3,825
Series 2002 J3, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	1,125	1,125
(Marywood Univ. Proj.) Series 2005 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	4,450	4,450
Participating VRDN Series Putters 4139 Z, 0.17% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,630	6,630
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.17% 8/7/12, LOC Bank of America NA, VRDN (b)	19,230	19,230
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	$ 13,400	$ 13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	3,470	3,470
Series 2009 C, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	1,100	1,100
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.15% 8/7/12, LOC PNC Bank NA, VRDN (b)	10,625	10,625
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	2,130	2,130
		210,705
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.16% 8/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	1,000	1,000
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,330	12,330
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.16%, LOC JPMorgan Chase Bank, VRDN (b)	3,165	3,165
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.):
Series 2008 A, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	10,700	10,700
Series 2008 B, 0.16% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	9,400	9,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.21% 8/7/12, LOC Bank of America NA, VRDN (b)	5,400	5,400
		40,995
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,875	1,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,885	$ 4,885
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.27% 8/1/12, VRDN (b)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	900	900
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	4,710	4,710
		16,870
Tennessee - 2.0%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.38% 8/7/12, LOC Bank of America NA, VRDN (b)	1,800	1,800
Series 2003, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	4,500	4,500
Series 2004, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	2,395	2,395
Series 2005, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	12,700	12,700
Series 2008, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	30,640	30,640
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,980	3,980
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	4,975	4,975
Series 2011 B, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	22,100	22,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	$ 16,240	$ 16,240
Series 2004, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	15,150	15,150
Series 2006, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	1,100	1,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.26% 8/7/12, LOC Bank of America NA, VRDN (b)	9,400	9,400
		166,975
Texas - 5.2%
Birdville Independent School District Participating VRDN Series MT 720, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,805	2,805
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.19% 8/1/12, LOC Bank of America NA, VRDN (b)	8,250	8,250
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,400	11,400
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.27% 8/7/12, LOC Bank of America NA, VRDN (b)	4,800	4,800
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,000	$ 7,000
Series 2008 D3, 0.15% 8/7/12, LOC Northern Trust Co., VRDN (b)	5,000	5,000
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	11,000	11,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 A, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	2,165	2,165
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	30,805	30,805
Houston Gen. Oblig. Participating VRDN:
Series BC 11 116B, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,850	7,850
Series MT 788, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	10,515	10,515
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	37,730	37,730
Houston Independent School District Participating VRDN Series MT 732, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	7,955	7,955
Series Solar 06 70, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	4,000	4,000
Humble Independent School District Participating VRDN Series MT 733, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	8,475	8,475
Irving Independent School District Participating VRDN Series PT 3954, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	17,835	17,835
Katy Independent School District Series 2004 C, 0.31% 8/1/12 (Permanent School Fund of Texas Guaranteed), VRDN (b)	22,100	22,100
Keller Independent School District Participating VRDN Series WF11 55 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,645	5,645
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District Participating VRDN Series Putters 754, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 12,745	$ 12,745
Mesquite Independent School District Series 2003 A, 0.16% 8/7/12 (Permanent School Fund of Texas Guaranteed), VRDN (b)	3,645	3,645
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	7,200	7,200
Series ROC II R 14006, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,940	4,940
Series 2011 A, 0.21% 8/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,600	4,600
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	8,745	8,745
Plano Independent School District Participating VRDN Series WF 12 3C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	3,615	3,615
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	13,000	13,000
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	32,610	32,610
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 06 5, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
Series 2008 C2, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	5,900	5,900
Series 2008 C4, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	13,600	13,600
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	980	980
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 07 90, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3480, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,495	$ 7,495
Series Solar 06 57, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	1,000	1,000
Series 2012 A, 0.15% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	8,330	8,330
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,595	10,595
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,000	6,000
		427,145
Utah - 0.4%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	19,440	19,440
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,900	9,900
		31,140
Virginia - 1.8%
Albemarle County Indl. Dev. Auth. 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.2% 8/1/12, LOC Bank of America NA, VRDN (b)	1,155	1,155
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	4,400	4,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 4,050	$ 4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	21,900	21,900
Series 2008 D2, 0.17% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.16% 8/7/12, VRDN (b)	8,085	8,085
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.29% 8/7/12, LOC Bank of America NA, VRDN (b)	7,905	7,905
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	7,485	7,485
Series Putters 4186, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,245	4,245
Series ROC II R 10410, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	14,775	14,775
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,705	8,705
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,365	3,365
Series ROC II R 11923, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,940	5,940
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series Putters 3791Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
		145,775
Washington - 2.5%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	17,110	17,110
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 8,285	$ 8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,340	3,340
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,060	5,060
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.47% 8/7/12, LOC Bank of America NA, VRDN (b)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.18% 8/7/12, LOC Freddie Mac, VRDN (b)	13,200	13,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	6,240	6,240
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	6,665	6,665
Series BA 1212, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,640	4,640
Series DB 599, 0.19% 8/7/12 (Liquidity Facility Deutsche Bank AG) (b)(e)	4,905	4,905
Series DB 606, 0.19% 8/7/12 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,935	5,935
Series Putters 3054, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
Series Putters 3856, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,500	8,500
Series Putters 3872, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Series WF 11-16C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,315	7,315
Washington Health Care Facilities Auth. Rev.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2011 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	11,505	11,505
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Southwest Washington Med. Ctr.) Series 2008 A, 0.17% 8/7/12, LOC Union Bank of California, VRDN (b)	$ 9,200	$ 9,200
Participating VRDN Series Putters 4728, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,500	4,500
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,200	16,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	16,000	16,000
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,400	7,400
(Urban Ctr. Apts. Proj.) Series 2012, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Emerald Heights Proj.) Series 2003, 0.22% 8/1/12, LOC Bank of America NA, VRDN (b)	8,620	8,620
(Horizon House Proj.) Series 2005, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.32% 8/7/12, LOC Bank of America NA, VRDN (b)	1,400	1,400
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,515	9,515
		209,435
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.18% 8/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.24% 8/1/12, LOC Bank of America NA, VRDN (b)	9,785	9,785
(West Virginia United Health Sys. Proj.):
Series 2008 D, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	3,300	3,300
Series 2009 A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,700	4,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.: - continued
(West Virginia United Health Sys. Proj.):
Series 2009 B, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,800	$ 2,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	22,800	22,800
		54,185
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	24,225	24,225
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
ROC II R 11837, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,475	1,475
Series MS 3259. 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.16% 8/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	5,055	5,055
		44,955
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,326,293)		5,326,293
Other Municipal Debt - 33.7%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/13	2,350	2,432
Alaska - 0.0%
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,645
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	13,400	13,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	$ 15,500	$ 15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.2% 8/16/12, CP	12,900	12,900
		41,800
Arkansas - 0.1%
Univ. of Arkansas Various Facility Rev. Bonds Bonds Series 2012 A, 1% 11/1/12	4,525	4,534
California - 8.8%
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	10,350	10,350
Berkeley Gen. Oblig. TRAN 1% 7/11/13	6,300	6,347
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	11,200	11,200
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2008 B2-2, 0.17%, tender 12/5/12 (b)	9,300	9,300
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	4,300	4,338
Series 2012 E, 2% 3/1/13	15,700	15,861
Series 2012 G, 2% 3/1/13	18,500	18,690
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,760
Los Angeles County Gen. Oblig. TRAN:
Series 2012 A, 2% 2/28/13	39,600	40,013
Series 2012 B, 2% 3/29/13	41,000	41,488
Series 2012 C, 2% 6/28/13	85,000	86,384
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	3,000	3,044
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,173
Los Angeles Gen. Oblig. TRAN:
Series 2012 B, 2% 3/28/13	80,000	80,949
Series 2012 C, 2% 4/25/13	70,000	70,920
Series 2012 E, 2% 6/27/13	75,000	76,204
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1, 0.16% 8/3/12, LOC Wells Fargo Bank NA, CP	7,400	7,400
Los Angeles Unified School District TRAN Series 2012 A2, 1% 2/28/13	29,200	29,339
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	10,625	10,698
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.19% 11/8/12, LOC Wells Fargo Bank NA, CP	$ 11,093	$ 11,093
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	23,500	23,781
Series 2012 B, 2% 6/28/13	7,900	8,029
Sacramento Muni. Util. District Elec. Rev.:
Series 2011 L:
0.19% 8/24/12, LOC Barclays Bank PLC NY Branch, CP	27,000	27,000
0.22% 8/9/12, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
Series 2012 L, 0.18% 8/23/12, LOC Barclays Bank PLC NY Branch, CP	26,000	26,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,808
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,000	8,000
San Francisco County Trans. Auth. Series 2004 A, 0.16% 8/7/12, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.2% 8/2/12, LOC JPMorgan Chase Bank, CP	15,000	15,000
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,550
		730,219
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2012 B, 2% 6/27/13	31,600	32,113
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	1,870	1,878
		33,991
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 8/15/12, CP mode	11,235	11,235
Connecticut Gen. Oblig. Bonds Series 2010 C, 5% 12/1/12	2,765	2,810
		14,045
District Of Columbia - 0.3%
District of Columbia Gen. Oblig. TRAN 2% 9/28/12	1,000	1,003
District of Columbia Income Tax Rev. Bonds:
Series 2009 A, 5% 12/1/12	2,000	2,032
Series 2012 A, 2% 12/1/12	7,005	7,048
Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	13,600	13,600
		23,683
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - 2.1%
Collier County Spl. Oblig. Rev. Bonds Series 2011, 2.5% 10/1/12	$ 6,120	$ 6,143
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2005 A, 5% 6/1/13	1,700	1,767
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds Series 1998 A, 6% 7/1/13	1,490	1,566
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.2% 10/4/12, LOC JPMorgan Chase Bank, CP	7,000	7,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.19% 10/11/12, LOC State Street Bank & Trust Co., Boston, CP	3,525	3,525
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.16% 8/2/12, CP	43,000	43,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.21% tender 8/20/12, CP mode	6,200	6,200
Series 1994, 0.21% tender 8/20/12, CP mode	9,560	9,560
Manatee County School District TAN Series 2012, 2% 5/1/13 (a)	12,200	12,360
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	24,300	24,620
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	15,900	15,900
Palm Beach County Solid Waste Auth. Rev. Bonds:
Series 2011, 2% 10/1/12	8,650	8,674
Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	26,185	26,185
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.25%, tender 2/26/13 (b)	4,800	4,800
Tampa Rev. Bonds (Catholic Health East Proj.) Series A1, 5.5% 11/15/12	1,000	1,015
		172,315
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,608
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.19% tender 8/24/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
		10,108
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 2% 12/1/12	2,290	2,303
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	$ 51,700	$ 52,542
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	9,000	9,006
		61,548
Indiana - 1.0%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2:
0.17% tender 11/7/12, CP mode	30,000	30,000
0.17% tender 11/8/12, CP mode	29,560	29,560
0.18% tender 11/15/12, CP mode	6,050	6,050
0.19% tender 11/15/12, CP mode	6,900	6,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	6,100	6,100
		78,610
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 8/13/12, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.37% tender 8/21/12, CP mode	6,500	6,500
		9,600
Louisiana - 0.1%
Louisiana Gen. Oblig. Bonds Series 2012 A, 2% 8/1/12	7,120	7,120
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,060	6,174
Baltimore County Gen. Oblig.:
Bonds Series 2011, 3% 2/1/13	2,900	2,941
Series 2011:
0.15% 8/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	17,400	17,400
0.15% 9/10/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,900	3,900
0.18% 8/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,100	11,100
0.18% 8/20/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,300	10,300
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) Second Series 2003, 5% 8/1/12	2,000	2,000
First Series of 2002 A, 5.5% 3/1/13	2,180	2,247
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Third Series 2009 C, 5% 11/1/12	$ 8,205	$ 8,303
Prince Georges County Ctfs. of Prtn. Bonds (Equip. Aquisition Prog.) Series 2012, 2% 10/15/12	5,315	5,334
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,064
		71,763
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Bonds Series 2012 A, 0.12% 9/1/12 (b)	8,705	8,705
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	9,800	9,800
Series 1993 A, 0.42% tender 9/7/12, CP mode	18,000	18,000
Series 1993 B, 0.45% tender 8/23/12, CP mode	1,950	1,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,835	6,835
		45,290
Michigan - 1.5%
Michigan Bldg. Auth. Rev. Series 6, 0.22% 9/27/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,355	18,355
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,213
Michigan Gen. Oblig. Bonds Series 2002, 5.25% 12/1/12	7,400	7,524
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 10/9/12, CP mode	49,600	49,600
0.18% tender 12/3/12, CP mode	29,700	29,700
		120,392
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.18% 10/9/12, CP	3,500	3,500
		13,500
Mississippi - 0.0%
Mississippi Gen. Oblig. Bonds Series 2006 D, 5% 11/1/12	1,920	1,943
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.5%
Curators of the Univ. of Missouri Series 2012 A, 0.16% 8/3/12, CP	$ 13,800	$ 13,800
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.):
0.16% tender 8/3/12, LOC Bank of Nova Scotia New York Branch, CP mode	11,000	11,000
0.17% tender 8/6/12, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,581
		43,381
Montana - 0.0%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (b)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (b)	1,500	1,500
		4,175
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0.16% 8/8/12, CP	9,500	9,500
0.19% 11/7/12, CP	13,700	13,700
0.19% 11/8/12, CP	5,650	5,650
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.16% 8/15/12, CP	3,500	3,500
		32,350
Nevada - 0.3%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	2,350	2,445
Nevada Gen. Oblig. Bonds Series 2006 E, 5% 3/1/13	5,000	5,139
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.18% 9/13/12, LOC JPMorgan Chase Bank, CP	9,300	9,300
Series 2006 B, 0.17% 9/5/12, LOC Wells Fargo Bank NA, CP	6,000	6,000
		22,884
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2003 A, 5% 4/15/13	1,585	1,638
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.4%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	$ 14,386	$ 14,408
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,606
		36,014
New York - 1.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 7, 0.24% 3/25/13, CP	4,800	4,800
New York Dorm. Auth. Revs. Series 1998, 0.18% 8/1/12, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.15% 8/2/12, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.17% 8/15/12, CP	8,200	8,200
0.19% 10/12/12, CP	10,000	10,000
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,040
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,444
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	10,900	10,989
Tarrytown BAN Series 2011 D, 1.5% 10/19/12	8,188	8,210
		94,983
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 0.18% 11/14/12, CP	4,100	4,100
North Carolina - 1.0%
Board of Governors of the Univ. of North Carolina Series D:
0.16% 8/13/12, CP	10,000	10,000
0.17% 8/7/12, CP	18,110	18,110
0.17% 8/14/12, CP	11,600	11,600
0.18% 12/3/12, CP	14,800	14,800
Charlotte Gen. Oblig. Series 2009, 0.2% 9/18/12 (Liquidity Facility Wells Fargo Bank NA), CP	6,137	6,137
Guilford County Gen. Oblig. Bonds Series 2012 A, 2% 3/1/13	3,645	3,683
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	3,920	4,029
North Carolina Gen. Oblig. Bonds Series 2007 A, 5% 3/1/13	15,525	15,958
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/13	1,490	1,526
		85,843
Ohio - 0.4%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,070
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.14% tender 8/9/12, CP mode	$ 3,000	$ 3,000
Series 2008 B6:
0.14% tender 8/9/12, CP mode	15,000	15,000
0.18% tender 12/6/12, CP mode	10,000	10,000
		29,070
Oregon - 1.3%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.16% tender 8/6/12, CP mode	8,000	8,000
0.2% tender 8/3/12, CP mode	10,000	10,000
Series 2003 G, 0.16% tender 9/4/12, CP mode	14,275	14,275
Series F, 0.15% tender 8/6/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2012 A, 2% 6/28/13	61,115	62,113
		104,388
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2004 B, 5% 8/1/12	2,000	2,000
South Carolina - 0.3%
Darlington County School District Bonds 5% 3/1/13	1,280	1,315
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,028
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/13	2,000	2,042
Series 2010 B:
0.18% 11/16/12, CP	1,798	1,798
0.19% 8/8/12, CP	6,798	6,798
0.19% 9/10/12, CP	1,157	1,157
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.35% tender 8/1/12, CP mode	7,000	7,000
		21,138
Texas - 7.6%
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,915
Brownsville Util. Sys. Rev. Series A, 0.18% 10/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,189
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	$ 4,435	$ 4,455
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,870	6,870
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	9,100	9,106
Series A1, 0.18% 11/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series D, 0.2% 8/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
TAN Series 2012:
1% 2/28/13	40,300	40,490
2% 2/28/13	7,000	7,074
Harris County Metropolitan Trans. Auth.:
Series A1:
0.17% 8/23/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.2% 9/10/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
Series A3, 0.2% 9/20/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,934
Series 2012 A, 0.27% 8/3/12, LOC Union Bank of California, CP	7,600	7,600
Lower Colorado River Auth. Rev.:
0.18% 8/3/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,500	14,500
0.2% 10/16/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
0.21% 8/14/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	7,270	7,270
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2006 A, 5% 2/1/13	1,200	1,229
5.25% 2/1/13	1,090	1,117
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series A:
0.22% 8/20/12, CP	$ 8,400	$ 8,400
0.24% 8/6/12, CP	12,400	12,400
0.24% 8/10/12, CP	17,500	17,500
San Antonio Wtr. Sys. Rev.:
Bonds Series 2011 A, 3% 5/15/13	1,000	1,021
Series 2001 A, 0.27% 8/9/12, CP	9,255	9,255
Series 2001 Q:
0.28% 8/7/12, CP	4,350	4,350
0.28% 8/7/12, CP	2,600	2,600
Series A:
0.25% 8/15/12, CP	19,500	19,500
0.28% 8/15/12, CP	8,980	8,980
Texas A&M Univ. Rev. Series 1993 B, 0.18% 9/18/12, CP	7,600	7,600
Texas Gen. Oblig.:
Bonds Series 2011, 3% 10/1/12	2,100	2,110
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	11,100	11,100
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,400	5,400
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,300	8,300
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,200	5,200
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,500	14,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,500	8,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	7,800	7,800
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,000	14,000
TRAN Series 2011 A, 2.5% 8/30/12	218,135	218,536
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,032
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2010 A, 4% 8/15/12	1,950	1,953
Series 2002 A:
0.14% 8/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A:
0.18% 12/3/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 5,000	$ 5,000
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	12,320	12,320
		623,956
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B, 0.19% 10/4/12 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B1, 0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	40,700	40,700
Series 1998 B4, 0.16% 8/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
		55,600
Virginia - 0.7%
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,008
Loudoun County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	4,085	4,123
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.27%, tender 2/26/13 (b)	17,345	17,345
Series 2012 A, 0.23%, tender 2/26/13 (b)	13,145	13,145
Univ. of Virginia Gen. Rev. Series 2003 A, 0.18% 12/5/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
Series 2009 D, 5% 2/1/13	4,130	4,229
Series 2011 A, 3% 9/1/12	3,375	3,383
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,237
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 4% 8/1/12	3,825	3,825
Virginia Pub. School Auth. Bonds:
(Resolution Proj.) Series 2009 C, 4% 8/1/12	1,500	1,500
Series 1997 B, 5% 8/1/12	5,080	5,080
		59,875
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	$ 9,950	$ 9,950
Energy Northwest Elec. Rev. Bonds:
Series 2007 A, 5% 7/1/13	1,675	1,748
Series 2008 C, 5% 7/1/13	4,495	4,691
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,129
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	3,000	3,095
Series 2010 B, 3% 2/1/13	1,000	1,014
Seattle Wtr. Sys. Rev. Bonds Series 2012, 2% 9/1/12	2,445	2,449
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,096
Series 2003 D, 5% 12/1/12	5,000	5,080
Series 2012 D, 2% 2/1/13	9,835	9,924
Series 2012 E, 4% 2/1/13	4,080	4,157
		46,333
Wisconsin - 0.8%
Milwaukee Gen. Oblig.:
RAN Series 2012 R1, 1.25% 12/4/12	5,100	5,119
Series C2, 0.18% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Wisconsin Gen. Oblig.:
Series 2005 A, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.18% 10/1/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,500	9,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Ministry Health Care Proj.) Series 2012 A, 0.17% tender 8/1/12, LOC U.S. Bank NA, Cincinnati, CP mode	5,700	5,700
Wisconsin Trans. Rev.:
Series 1997, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 9,850	$ 9,850
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		66,160
TOTAL OTHER MUNICIPAL DEBT		2,782,729
Investment Company - 2.7%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.17% (c)(d)	227,206,000	227,206
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,336,228)		8,336,228
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(86,059)
NET ASSETS - 100%		$ 8,250,169
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,280,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,350
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,870
Security	Acquisition Date	Cost (000s)
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,835
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,185
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 8,000
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,320
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 425
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2012, the cost of investment securities for income tax purposes was $8,336,228,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

July 31, 2012

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.834742.106

FTF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,225	$ 5,225
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,900	2,900
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.21% 8/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (b)	3,455	3,455
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.16% 8/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.2% 8/2/12, VRDN (b)	1,700	1,700
		17,280
Alaska - 0.9%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	32,725	32,725
Participating VRDN Series WF 11 132C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,680	8,680
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 06 33, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,075	12,075
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 8/7/12 (ConocoPhillips Guaranteed), VRDN (b)	13,105	13,105
Series 1994 C, 0.22% 8/7/12 (ConocoPhillips Guaranteed), VRDN (b)	4,500	4,500
		71,085
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,160	7,160
(Catholic Healthcare West Proj.) Series 2008 B, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	2,500	2,500
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	4,575	4,575
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 6,400	$ 6,400
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	14,120	14,120
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	6,400	6,400
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.16% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,900	5,900
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	11,400	11,400
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.16% 8/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,100	4,100
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series EGL 06 0141, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	11,200	11,200
Series EGL 07 0012, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	13,850	13,850
Series MS 3078, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	4,500	4,500
Series Putters 3708Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	16,665	16,665
Series RBC O1, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	3,300	3,300
Series WF 09 40C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,345	3,345
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 4,970	$ 4,970
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,300	10,300
		160,285
California - 5.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Schools of the Sacred Heart - San Francisco Proj.) Series 2008 B, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	1,900	1,900
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,645	9,645
California Gen. Oblig.:
Series 2003 C1, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	5,000	5,000
Series 2004 A7, 0.15% 8/7/12, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	14,040	14,040
Series 2004 B5, 0.15% 8/7/12, LOC Citibank NA, VRDN (b)	18,300	18,300
Series 2005 B1, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	79,400	79,400
Series B6, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	9,200	9,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	8,000	8,000
Series 2009 H, 0.19% 8/7/12, LOC Citibank NA, VRDN (b)	3,000	3,000
(Scripps Health Proj.) Series 2008 D, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	28,810	28,810
Participating VRDN:
Series DB 3294, 0.19% 8/7/12 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,000	5,000
Series Putters 3878 Q, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
California Infrastructure & Econ. Dev. Bank Rev.:
(RAND Corp. Proj.) Series 2008 B, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	8,245	8,245
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(The Contemporary Jewish Museum Proj.) Series 2006, 0.21% 8/1/12, LOC Bank of America NA, VRDN (b)	$ 4,900	$ 4,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	7,500	7,500
California Statewide Cmntys. Dev. Auth. Rev.:
(American Baptist Homes of the West Proj.) Series 2006, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	8,800	8,800
(North Peninsula Jewish Campus Proj.) 0.21% 8/1/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.18% 8/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)	2,000	2,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.17% 8/7/12, LOC Citibank NA, VRDN (b)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,495	8,495
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B2, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	2,100	2,100
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3332, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,660	6,660
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	10,900	10,900
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.17% 8/7/12, LOC Citibank NA, VRDN (b)	18,400	18,400
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.15% 8/7/12, LOC Citibank NA, VRDN (b)	11,475	11,475
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	23,250	23,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 6,850	$ 6,850
Series Putters 3028, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,715	8,715
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,405	1,405
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	8,400	8,400
Santa Clara Elec. Rev. Series 2008 B. 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	50,285	50,285
Univ. of California Revs. Participating VRDN Series Putters 3365, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,055	4,055
		448,260
Colorado - 1.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,500	7,500
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.2% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,930	12,930
Participating VRDN:
Series BA 08 1090, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,675	4,675
Series Putters 2999, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,250	6,250
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	12,500	12,500
Series EGL 07 0039, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	17,575	17,575
Series EGL 07 0040, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,800	9,800
Series MT 741, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	13,205	13,205
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.16% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,400	9,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.75% 8/7/12, LOC BNP Paribas SA, VRDN (b)	$ 2,900	$ 2,900
Univ. of Colorado Hosp. Auth. Rev.:
Series 2004 A, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,400	9,400
Series 2008 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	17,600	17,600
		123,735
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.42% 8/7/12, VRDN (b)	3,500	3,500
Series 1999 A, 0.45% 8/7/12, VRDN (b)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	12,555	12,555
		18,855
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2008 C, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	7,900	7,900
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.19% 8/7/12, LOC Freddie Mac, VRDN (b)	3,635	3,635
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	12,145	12,145
(Defenders of Wildlife Proj.) 0.32% 8/7/12, LOC Bank of America NA, VRDN (b)	5,710	5,710
(George Washington Univ. Proj.) Series 1999 C, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	2,200	2,200
(The AARP Foundation Proj.) Series 2004, 0.21% 8/7/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
(The Phillips Collection Issue Proj.) Series 2003, 0.48% 8/7/12, LOC Bank of America NA, VRDN (b)	4,805	4,805
(Washington Drama Society, Inc. Proj.) Series 2008, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,550	7,550
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,575	12,575
		65,020
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - 4.0%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	$ 5,940	$ 5,940
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	1,770	1,770
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	29,585	29,585
Series EGL 7050054 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	18,840	18,840
Series MS 3059, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,615	5,615
Series MT 728, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Series Putters 3834 Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,000	9,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.17% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	5,850	5,850
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,370	9,370
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	14,100	14,100
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2007 B, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,800	4,800
Series 2007 E, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,200	6,200
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	3,300	3,300
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	24,290	24,290
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	8,800	8,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C2, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 20,400	$ 20,400
Series 2003 D, 0.16% 8/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	30,000	30,000
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.16% 8/7/12, LOC Northern Trust Co., VRDN (b)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.16% 8/7/12, LOC Northern Trust Co., VRDN (b)	2,700	2,700
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.18% 8/7/12, LOC Northern Trust Co., VRDN (b)	13,190	13,190
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	8,900	8,900
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	13,875	13,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	5,150	5,150
Sunshine State Govt. Fing. Commission Rev.:
(Miami-Dade County Prog.) Series 2010 B, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	8,400	8,400
Series 2011 C, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	18,850	18,850
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.19% 8/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,640	11,640
Tampa Health Sys. Rev. Participating VRDN Series WF 12 21 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,315	7,315
USF College of Medicine Health Facilities Series 2006 A1, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
		328,765
Georgia - 2.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.22% 8/1/12, VRDN (b)	4,000	4,000
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	$ 16,600	$ 16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,800	6,800
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	18,175	18,175
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	5,300	5,300
(Pace Academy, Inc. Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	14,700	14,700
Participating VRDN Series Solar 07 72, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,500	11,500
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.17% 8/7/12, LOC Bank of Scotland PLC, VRDN (b)	5,955	5,955
Georgia Gen. Oblig. Participating VRDN:
Series MT 729, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	7,500	7,500
Series PZ 271, 0.17% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	9,873	9,873
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	16,935	16,935
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,210	10,210
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.23% 8/1/12, VRDN (b)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	33,835	33,835
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series Putters 3755, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
Series Putters 4016, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,000	$ 1,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.15% 8/7/12, LOC Barclays Bank PLC, VRDN (b)	10,000	10,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) Series 2011 A, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	10,000	10,000
Participating VRDN Series WF 11 32C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,800	5,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	2,200	2,200
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	5,150	5,150
Series 2009 B, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,900	3,900
		223,933
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	1,400	1,400
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
Series ROC II R 12325, 0.15% 8/1/12 (Liquidity Facility Citibank NA) (b)(e)	17,100	17,100
Series WF 11 119C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,610	5,610
		31,320
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	27,000	27,000
Illinois - 6.0%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.16% 8/7/12, LOC Northern Trust Co., VRDN (b)	17,500	17,500
Chicago Board of Ed. Series 2000 B, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2002 B, 0.32% 8/1/12, LOC Bank of America NA, VRDN (b)	$ 3,115	$ 3,115
Participating VRDN Series Solar 06 38, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	13,200	13,200
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	9,385	9,385
Series Clipper 07 12, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	10,350	10,350
Series Solar 06 75, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1994 C, 0.2% 8/7/12, LOC Citibank NA, VRDN (b)	8,420	8,420
Series 2005 D, 0.17% 8/7/12, LOC Barclays Bank PLC, VRDN (b)	16,000	16,000
Chicago Park District Gen. Oblig. Participating VRDN Series Putters 3842, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Chicago Wtr. Rev.:
Series 2004 A1, 0.16% 8/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,575	19,575
Series 2004 A2, 0.16% 8/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	34,005	34,005
DuPage County Rev. (Morton Arboretum Proj.) 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.16% 8/7/12, LOC BMO Harris Bank NA, VRDN (b)	3,000	3,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.16% 8/7/12, LOC BMO Harris Bank NA, VRDN (b)	2,550	2,550
Participating VRDN Series ROC II R 12278, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,200	5,200
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	31,175	31,175
(Chicago Symphony Orchestra Proj.) Series 2008, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,050	16,050
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,825	10,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Edward Hosp. Obligated Group Proj.):
Series 2008 C, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,235	$ 11,235
Series 2009 A, 0.28% 8/7/12, LOC Bank of America NA, VRDN (b)	8,200	8,200
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.19% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	510	510
Series 2008 B, 0.19% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	400	400
(North Central College Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	17,000	17,000
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	21,000	21,000
Series 2009 D, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.15% 8/7/12, LOC Northern Trust Co., VRDN (b)	9,500	9,500
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	11,000	11,000
(Trinity Int'l. Univ. Proj.) Series 2009, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	10,000	10,000
Participating VRDN:
Series EGL 06 115, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series EGL 06 118, Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	12,570	12,570
Series Putters 3288Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,960	2,960
Series Putters 3764, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Illinois Sales Tax Rev. Participating VRDN:
Series MS 3283 X, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	3,810	3,810
Series WF 11 125C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	22,330	22,330
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.15% 8/7/12, LOC PNC Bank NA, VRDN (b)	22,000	22,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Series 2007 A 2D, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 11,200	$ 11,200
Series 2007 A-2A, 0.16% 8/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	6,200	6,200
0.16% 8/7/12, LOC Citibank NA, VRDN (b)	42,100	42,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.15% 8/7/12, LOC Freddie Mac, VRDN (b)	3,250	3,250
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	1,700	1,700
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	3,900	3,900
Univ. of Illinois Rev. Series 2008, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,875	13,875
		498,690
Indiana - 1.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	15,360	15,360
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,510	11,510
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.16% 8/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	15,425	15,425
Series 2005, 0.23% 8/7/12, LOC Royal Bank of Scotland PLC, VRDN (b)	10,950	10,950
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	29,800	29,800
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.22% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,115	4,115
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	20,715	20,715
Participating VRDN Series BBT 08 12, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	25	25
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	15,400	15,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.16% 8/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	$ 26,000	$ 26,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.17% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,000	3,000
		152,300
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 E, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	1,900	1,900
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 8/7/12, VRDN (b)	18,500	18,500
		20,400
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series MS 3125, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	11,250	11,250
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,200	5,200
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	22,000	22,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	18,050	18,050
		56,500
Louisiana - 1.5%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	34,000	34,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series RBC O 31, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	3,750	3,750
Series Solar 06 133, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,375	12,375
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 14,400	$ 14,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.16% 8/7/12, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	20,000	20,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 A, 0.18% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,500	12,500
Series 2010 B, 0.18% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,400	13,400
Series 2010, 0.16% 8/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	12,500	12,500
		126,225
Maryland - 1.0%
Baltimore County Gen. Oblig. Participating VRDN Series WF 11 137C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,115	7,115
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.19% 8/7/12, LOC Fannie Mae, VRDN (b)	9,400	9,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	4,470	4,470
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	3,700	3,700
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	18,100	18,100
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.27% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	14,200	14,200
Series 2008 B, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	12,200	12,200
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	15,905	15,905
		85,090
Massachusetts - 1.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,980	4,980
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Lasell Village Proj.) Series 2007, 0.33% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 13,580	$ 13,580
(Smith College Proj.) Series 2007, 0.22% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	2,500	2,500
Participating VRDN Series ROC II R 11999X, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,985	1,985
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	16,000	16,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.27% 8/7/12, LOC Bank of America NA, VRDN (b)	4,400	4,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series BC 11 113B, 0.14% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,000	1,000
Series EGL 07 0031, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series Putters 2479Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,755	3,755
Series Putters 2857, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,255	10,255
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,200	1,200
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series PT 4644, 0.29% 8/7/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,680	6,680
Series ROC II R 11537, 0.28% 8/7/12 (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,200	5,200
		79,535
Michigan - 1.0%
Grand Traverse County Hosp. Series 2011 B, 0.18% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series ROC II R 11988, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	6,750	6,750
Series 2012 C, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	10,500	10,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 8,650	$ 8,650
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	52,000	52,000
		82,900
Minnesota - 0.3%
Edina Minn Multifamily Rev. (Edina Park Plaza Proj.) Series 1999, 0.17% 8/7/12, LOC Freddie Mac, VRDN (b)	3,940	3,940
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	2,550	2,550
Oak Park Heights Multi-family Rev. 0.17% 8/7/12, LOC Freddie Mac, VRDN (b)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,220	5,220
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.21% 8/7/12, LOC Deutsche Bank AG, VRDN (b)	1,000	1,000
Series 2009 9BB, 0.21% 8/7/12, LOC Deutsche Bank AG, VRDN (b)	3,000	3,000
		26,225
Mississippi - 0.6%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	13,225	13,225
Mississippi Gen. Oblig.:
Participating VRDN:
Series ROC II R 14027, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,680	3,680
Series ROC II-R 11987, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	6,300	6,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig.: - continued
Participating VRDN:
Series WF 11 117C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	$ 3,260	$ 3,260
0.2% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	16,700	16,700
		46,540
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	24,915	24,915
Participating VRDN:
Series EGL 07 0001, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	8,470	8,470
Series Putters 3929, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,785	2,785
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.17% 8/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,670	2,670
		38,840
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	31,900	31,900
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	7,000	7,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	22,905	22,905
		61,805
Nevada - 2.0%
Clark County Arpt. Rev.:
Series 2008 D1, 0.18% 8/7/12, LOC Citibank NA, VRDN (b)	4,000	4,000
Series 2008 D3, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	10,000	10,000
Clark County Fuel Tax Participating VRDN:
Series ROC II R 11507, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series WF 12 47C 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,655	7,655
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,000	$ 2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	3,500	3,500
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,000	6,000
Series Putters 3489Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,965	11,965
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,180	10,180
Reno Cap. Impt. Rev. Series 2005 A, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	1,400	1,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	10,800	10,800
Series 2008 B, 0.16% 8/7/12, LOC Union Bank of California, VRDN (b)	42,200	42,200
Series 2009 A, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	28,190	28,190
Series 2009 B, 0.16% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	20,760	20,760
		163,150
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	72,595	72,595
New York - 5.4%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,000	9,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.26% 8/7/12, LOC Bank of America NA, VRDN (b)	11,965	11,965
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 2951, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,400	1,400
Series Putters 3282, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 14000X, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 2,900	$ 2,900
Series 2004 A3, 0.2% 8/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	2,000	2,000
Series 2004 H8, 0.18% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	9,590	9,590
Series 2008 J8, 0.2% 8/1/12, LOC Landesbank Baden-Wuert, VRDN (b)	35,600	35,600
Series 2012 G3, 0.16% 8/7/12 (Liquidity Facility Citibank NA), VRDN (b)	51,100	51,100
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,105	4,105
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.19% 8/7/12, LOC RBS Citizens NA, VRDN (b)	33,300	33,300
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.17% 8/7/12, LOC Citibank NA, VRDN (b)	29,120	29,120
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 06 69 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	16,270	16,270
Series Putters 3223, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Series ROC II R 11904, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series ROC II R 11930, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,715	9,715
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,600	3,600
Series ROC II R 11972, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,385	4,385
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	8,400	8,400
(Univ. of Rochester Proj.) Series 2008 A1, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	1,500	1,500
Participating VRDN:
Series EGL 06 47 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,500	15,500
Series EGL 07 0002, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 0066, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 6,600	$ 6,600
Series EGL 07 96, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
Series ROC II R 11722, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,100	1,100
Series ROC II R 11735, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,395	10,395
Series ROC II R 11975, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
New York Hsg. Fin. Agcy. Rev.:
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.27% 8/7/12, LOC Bank of America NA, VRDN (b)	23,000	23,000
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.8% 8/7/12, LOC Landesbank Baden-Wuert, VRDN (b)	6,000	6,000
(Clinton Park Hsg. Proj.) Series 2010 A, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	18,200	18,200
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	7,595	7,595
Series 2003 M1, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	31,350	31,350
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4011 Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	32,815	32,815
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.17% 8/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (b)	24,000	24,000
		443,855
North Carolina - 4.5%
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	6,690	6,690
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	11,400	11,400
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 3443, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,085	6,085
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	$ 5,300	$ 5,300
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.17% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,275	6,275
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,100	6,100
(High Point Univ. Rev.) Series 2006, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	9,530	9,530
Series 2011, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2010, 0.24% 8/1/12, LOC Bank of America NA, VRDN (b)	21,135	21,135
Participating VRDN:
Series EGL 06 0139, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series EGL 07 0015, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series Putters 3331, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,250	1,250
Series Putters 3333, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,500	1,500
Series 2003 C, 0.19% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	5,235	5,235
Series 2011, 0.24% 8/1/12, LOC Bank of America NA, VRDN (b)	20,000	20,000
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	5,575	5,575
North Carolina Gen. Oblig. Series 2002 E, 0.18% 8/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,300	4,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 73,125	$ 73,125
Series 2008 A2, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	75,800	75,800
(Univ. Health Systems of Eastern Carolina) Series 2008 B, 0.15% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,420	2,420
Participating VRDN:
Series ROC II R 11806, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series WF 12 52C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	10,805	10,805
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.6% 8/7/12, LOC Cr. Industriel et Commercial, VRDN (b)	3,400	3,400
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	10,700	10,700
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	5,310	5,310
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	22,700	22,700
		369,025
Ohio - 0.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	17,025	17,025
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	14,385	14,385
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Lancaster Port Auth. Gas Rev. 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	6,535	6,535
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.38% 8/7/12, VRDN (b)	6,200	6,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Gen. Oblig. Participating VRDN Series BBT 3, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 5,695	$ 5,695
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,625	2,625
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 2007, 0.17% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,935	5,935
		59,400
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	16,350	16,350
Oregon - 0.7%
Port of Portland Arpt. Rev. Series 2009 A1, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	6,400	6,400
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	37,000	37,000
Series 2008 C, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	12,500	12,500
		55,900
Pennsylvania - 2.6%
Allegheny County Series C-58 A, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,350	4,350
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	6,570	6,570
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	1,595	1,595
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	7,835	7,835
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	5,400	5,400
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	2,100	2,100
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.18% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 12,835	$ 12,835
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.2% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	16,200	16,200
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.23% 8/1/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,560	4,560
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	8,700	8,700
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	17,895	17,895
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	5,665	5,665
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Series ROC II R 11505, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,100	4,100
Series WF 11 121C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	4,745	4,745
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	6,450	6,450
(King's College Proj.):
Series 2001 H6, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	3,825	3,825
Series 2002 J3, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	1,125	1,125
(Marywood Univ. Proj.) Series 2005 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	4,450	4,450
Participating VRDN Series Putters 4139 Z, 0.17% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,630	6,630
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.17% 8/7/12, LOC Bank of America NA, VRDN (b)	19,230	19,230
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	$ 13,400	$ 13,400
Somerset County Gen. Oblig.:
Series 2009 A, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	3,470	3,470
Series 2009 C, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	1,100	1,100
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.15% 8/7/12, LOC PNC Bank NA, VRDN (b)	10,625	10,625
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	6,000	6,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.17% 8/7/12, LOC PNC Bank NA, VRDN (b)	2,130	2,130
		210,705
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.16% 8/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	1,000	1,000
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	12,330	12,330
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.16%, LOC JPMorgan Chase Bank, VRDN (b)	3,165	3,165
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.):
Series 2008 A, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	10,700	10,700
Series 2008 B, 0.16% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	9,400	9,400
(Roger Williams Univ. Proj.) Series 2008 B, 0.21% 8/7/12, LOC Bank of America NA, VRDN (b)	5,400	5,400
		40,995
South Carolina - 0.2%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,875	1,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,885	$ 4,885
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.27% 8/1/12, VRDN (b)	4,500	4,500
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	900	900
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	4,710	4,710
		16,870
Tennessee - 2.0%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.25% 8/7/12, LOC Bank of America NA, VRDN (b)	7,495	7,495
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.38% 8/7/12, LOC Bank of America NA, VRDN (b)	1,800	1,800
Series 2003, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	4,500	4,500
Series 2004, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	2,395	2,395
Series 2005, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	12,700	12,700
Series 2008, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	30,640	30,640
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,980	3,980
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
Series 2011 A, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	4,975	4,975
Series 2011 B, 0.19% 8/7/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	22,100	22,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	$ 16,240	$ 16,240
Series 2004, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	15,150	15,150
Series 2006, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	1,100	1,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	20,000	20,000
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.26% 8/7/12, LOC Bank of America NA, VRDN (b)	9,400	9,400
		166,975
Texas - 5.2%
Birdville Independent School District Participating VRDN Series MT 720, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,895	3,895
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,805	2,805
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.19% 8/1/12, LOC Bank of America NA, VRDN (b)	8,250	8,250
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	11,400	11,400
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.27% 8/7/12, LOC Bank of America NA, VRDN (b)	4,800	4,800
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	8,635	8,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,000	$ 7,000
Series 2008 D3, 0.15% 8/7/12, LOC Northern Trust Co., VRDN (b)	5,000	5,000
Harris County Gen. Oblig. Participating VRDN Series RBC E 18, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	11,000	11,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 A, 0.18% 8/1/12, LOC Bank of America NA, VRDN (b)	2,165	2,165
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	1,600	1,600
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series WF 11 104 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	30,805	30,805
Houston Gen. Oblig. Participating VRDN:
Series BC 11 116B, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	7,850	7,850
Series MT 788, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	10,515	10,515
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series MS 06 2042, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	37,730	37,730
Houston Independent School District Participating VRDN Series MT 732, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12267, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	7,955	7,955
Series Solar 06 70, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	4,000	4,000
Humble Independent School District Participating VRDN Series MT 733, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	8,475	8,475
Irving Independent School District Participating VRDN Series PT 3954, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	17,835	17,835
Katy Independent School District Series 2004 C, 0.31% 8/1/12 (Permanent School Fund of Texas Guaranteed), VRDN (b)	22,100	22,100
Keller Independent School District Participating VRDN Series WF11 55 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,645	5,645
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mansfield Independent School District Participating VRDN Series Putters 754, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 12,745	$ 12,745
Mesquite Independent School District Series 2003 A, 0.16% 8/7/12 (Permanent School Fund of Texas Guaranteed), VRDN (b)	3,645	3,645
North Texas Tollway Auth. Rev.:
Participating VRDN:
Series ROC II R 11947, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	7,200	7,200
Series ROC II R 14006, 0.16% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,940	4,940
Series 2011 A, 0.21% 8/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,600	4,600
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	8,745	8,745
Plano Independent School District Participating VRDN Series WF 12 3C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	3,615	3,615
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 27, 0.15% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(e)	13,000	13,000
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	32,610	32,610
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 06 5, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C1, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
Series 2008 C2, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	5,900	5,900
Series 2008 C4, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)	13,600	13,600
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	980	980
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 07 90, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	12,000	12,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3480, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 7,495	$ 7,495
Series Solar 06 57, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	1,000	1,000
Series 2012 A, 0.15% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	8,330	8,330
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	10,595	10,595
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series MT 780, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	5,050	5,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,000	6,000
		427,145
Utah - 0.4%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	19,440	19,440
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	9,900	9,900
		31,140
Virginia - 1.8%
Albemarle County Indl. Dev. Auth. 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	5,800	5,800
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.2% 8/1/12, LOC Bank of America NA, VRDN (b)	1,155	1,155
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	4,400	4,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 4,050	$ 4,050
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.16% 8/7/12, LOC Citibank NA, VRDN (b)	21,900	21,900
Series 2008 D2, 0.17% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	37,215	37,215
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.16% 8/7/12, VRDN (b)	8,085	8,085
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.29% 8/7/12, LOC Bank of America NA, VRDN (b)	7,905	7,905
Richmond Pub. Util. Rev. Participating VRDN:
Series MT 777, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	7,485	7,485
Series Putters 4186, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,245	4,245
Series ROC II R 10410, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,400	2,400
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	14,775	14,775
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	8,705	8,705
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,365	3,365
Series ROC II R 11923, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	5,940	5,940
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.17% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	5,000	5,000
Series Putters 3791Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,350	3,350
		145,775
Washington - 2.5%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	17,110	17,110
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 8,285	$ 8,285
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 106, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,340	3,340
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	5,060	5,060
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) Series 1999, 0.47% 8/7/12, LOC Bank of America NA, VRDN (b)	8,000	8,000
Vancouver Hsg. Auth. Rev. Series 2008, 0.18% 8/7/12, LOC Freddie Mac, VRDN (b)	13,200	13,200
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	6,240	6,240
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	6,665	6,665
Series BA 1212, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,640	4,640
Series DB 599, 0.19% 8/7/12 (Liquidity Facility Deutsche Bank AG) (b)(e)	4,905	4,905
Series DB 606, 0.19% 8/7/12 (Liquidity Facility Deutsche Bank AG) (b)(e)	5,935	5,935
Series Putters 3054, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
Series Putters 3856, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,500	8,500
Series Putters 3872, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,000	4,000
Series WF 11-16C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	7,315	7,315
Washington Health Care Facilities Auth. Rev.:
(Fred Hutchinson Cancer Ctr. Proj.) Series 2011 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	11,505	11,505
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Southwest Washington Med. Ctr.) Series 2008 A, 0.17% 8/7/12, LOC Union Bank of California, VRDN (b)	$ 9,200	$ 9,200
Participating VRDN Series Putters 4728, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(e)	4,500	4,500
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,200	16,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	16,000	16,000
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.15% 8/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,400	7,400
(Urban Ctr. Apts. Proj.) Series 2012, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Emerald Heights Proj.) Series 2003, 0.22% 8/1/12, LOC Bank of America NA, VRDN (b)	8,620	8,620
(Horizon House Proj.) Series 2005, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.32% 8/7/12, LOC Bank of America NA, VRDN (b)	1,400	1,400
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.18% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,515	9,515
		209,435
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.18% 8/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,800	10,800
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.24% 8/1/12, LOC Bank of America NA, VRDN (b)	9,785	9,785
(West Virginia United Health Sys. Proj.):
Series 2008 D, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	3,300	3,300
Series 2009 A, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,700	4,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.: - continued
(West Virginia United Health Sys. Proj.):
Series 2009 B, 0.17% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,800	$ 2,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.16% 8/7/12, LOC Branch Banking & Trust Co., VRDN (b)	22,800	22,800
		54,185
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,200	9,200
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	24,225	24,225
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
ROC II R 11837, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,475	1,475
Series MS 3259. 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 A, 0.16% 8/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	5,055	5,055
		44,955
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	6,250	6,250
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,326,293)		5,326,293
Other Municipal Debt - 33.7%

Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Bonds Series 2009 A, 5% 5/1/13	2,350	2,432
Alaska - 0.0%
Anchorage Gen. Oblig. Bonds Series D, 5% 12/1/12	3,590	3,645
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.15% 8/8/12, LOC Royal Bank of Canada, CP	13,400	13,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.: - continued
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	$ 15,500	$ 15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.2% 8/16/12, CP	12,900	12,900
		41,800
Arkansas - 0.1%
Univ. of Arkansas Various Facility Rev. Bonds Bonds Series 2012 A, 1% 11/1/12	4,525	4,534
California - 8.8%
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	10,350	10,350
Berkeley Gen. Oblig. TRAN 1% 7/11/13	6,300	6,347
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	11,200	11,200
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2008 B2-2, 0.17%, tender 12/5/12 (b)	9,300	9,300
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	4,300	4,338
Series 2012 E, 2% 3/1/13	15,700	15,861
Series 2012 G, 2% 3/1/13	18,500	18,690
Fresno County Gen. Oblig. TRAN 2% 6/28/13	3,700	3,760
Los Angeles County Gen. Oblig. TRAN:
Series 2012 A, 2% 2/28/13	39,600	40,013
Series 2012 B, 2% 3/29/13	41,000	41,488
Series 2012 C, 2% 6/28/13	85,000	86,384
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 A, 2% 5/31/13	3,000	3,044
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2011 A, 4% 7/1/13	5,000	5,173
Los Angeles Gen. Oblig. TRAN:
Series 2012 B, 2% 3/28/13	80,000	80,949
Series 2012 C, 2% 4/25/13	70,000	70,920
Series 2012 E, 2% 6/27/13	75,000	76,204
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A1, 0.16% 8/3/12, LOC Wells Fargo Bank NA, CP	7,400	7,400
Los Angeles Unified School District TRAN Series 2012 A2, 1% 2/28/13	29,200	29,339
Oakland Gen. Oblig. TRAN Series 2012 A, 1% 6/28/13	10,625	10,698
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.19% 11/8/12, LOC Wells Fargo Bank NA, CP	$ 11,093	$ 11,093
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	23,500	23,781
Series 2012 B, 2% 6/28/13	7,900	8,029
Sacramento Muni. Util. District Elec. Rev.:
Series 2011 L:
0.19% 8/24/12, LOC Barclays Bank PLC NY Branch, CP	27,000	27,000
0.22% 8/9/12, LOC Barclays Bank PLC NY Branch, CP	13,000	13,000
Series 2012 L, 0.18% 8/23/12, LOC Barclays Bank PLC NY Branch, CP	26,000	26,000
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	6,700	6,808
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	8,000	8,000
San Francisco County Trans. Auth. Series 2004 A, 0.16% 8/7/12, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A1, 0.2% 8/2/12, LOC JPMorgan Chase Bank, CP	15,000	15,000
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	30,900	31,550
		730,219
Colorado - 0.4%
Colorado Ed. Ln. Prog. TRAN Series 2012 B, 2% 6/27/13	31,600	32,113
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2012, 2% 11/1/12	1,870	1,878
		33,991
Connecticut - 0.2%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 8/15/12, CP mode	11,235	11,235
Connecticut Gen. Oblig. Bonds Series 2010 C, 5% 12/1/12	2,765	2,810
		14,045
District Of Columbia - 0.3%
District of Columbia Gen. Oblig. TRAN 2% 9/28/12	1,000	1,003
District of Columbia Income Tax Rev. Bonds:
Series 2009 A, 5% 12/1/12	2,000	2,032
Series 2012 A, 2% 12/1/12	7,005	7,048
Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	13,600	13,600
		23,683
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - 2.1%
Collier County Spl. Oblig. Rev. Bonds Series 2011, 2.5% 10/1/12	$ 6,120	$ 6,143
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2005 A, 5% 6/1/13	1,700	1,767
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds Series 1998 A, 6% 7/1/13	1,490	1,566
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.2% 10/4/12, LOC JPMorgan Chase Bank, CP	7,000	7,000
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.19% 10/11/12, LOC State Street Bank & Trust Co., Boston, CP	3,525	3,525
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.16% 8/2/12, CP	43,000	43,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.21% tender 8/20/12, CP mode	6,200	6,200
Series 1994, 0.21% tender 8/20/12, CP mode	9,560	9,560
Manatee County School District TAN Series 2012, 2% 5/1/13 (a)	12,200	12,360
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	24,300	24,620
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	15,900	15,900
Palm Beach County Solid Waste Auth. Rev. Bonds:
Series 2011, 2% 10/1/12	8,650	8,674
Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	26,185	26,185
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.25%, tender 2/26/13 (b)	4,800	4,800
Tampa Rev. Bonds (Catholic Health East Proj.) Series A1, 5.5% 11/15/12	1,000	1,015
		172,315
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2006 A, 5% 7/1/13	2,500	2,608
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.19% tender 8/24/12, LOC Barclays Bank PLC, CP mode	7,500	7,500
		10,108
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2011 EB, 2% 12/1/12	2,290	2,303
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	$ 51,700	$ 52,542
Idaho Hsg. & Fin. Assoc. Unemployment Compensation Bonds Series 2011, 2% 8/15/12	9,000	9,006
		61,548
Indiana - 1.0%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2:
0.17% tender 11/7/12, CP mode	30,000	30,000
0.17% tender 11/8/12, CP mode	29,560	29,560
0.18% tender 11/15/12, CP mode	6,050	6,050
0.19% tender 11/15/12, CP mode	6,900	6,900
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	6,100	6,100
		78,610
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 8/13/12, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.37% tender 8/21/12, CP mode	6,500	6,500
		9,600
Louisiana - 0.1%
Louisiana Gen. Oblig. Bonds Series 2012 A, 2% 8/1/12	7,120	7,120
Maryland - 0.9%
Anne Arundel County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,060	6,174
Baltimore County Gen. Oblig.:
Bonds Series 2011, 3% 2/1/13	2,900	2,941
Series 2011:
0.15% 8/3/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	17,400	17,400
0.15% 9/10/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,900	3,900
0.18% 8/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,100	11,100
0.18% 8/20/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,300	10,300
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) Second Series 2003, 5% 8/1/12	2,000	2,000
First Series of 2002 A, 5.5% 3/1/13	2,180	2,247
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Third Series 2009 C, 5% 11/1/12	$ 8,205	$ 8,303
Prince Georges County Ctfs. of Prtn. Bonds (Equip. Aquisition Prog.) Series 2012, 2% 10/15/12	5,315	5,334
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	2,000	2,064
		71,763
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Bonds Series 2012 A, 0.12% 9/1/12 (b)	8,705	8,705
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	9,800	9,800
Series 1993 A, 0.42% tender 9/7/12, CP mode	18,000	18,000
Series 1993 B, 0.45% tender 8/23/12, CP mode	1,950	1,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,835	6,835
		45,290
Michigan - 1.5%
Michigan Bldg. Auth. Rev. Series 6, 0.22% 9/27/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	18,355	18,355
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	15,200	15,213
Michigan Gen. Oblig. Bonds Series 2002, 5.25% 12/1/12	7,400	7,524
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 10/9/12, CP mode	49,600	49,600
0.18% tender 12/3/12, CP mode	29,700	29,700
		120,392
Minnesota - 0.2%
Metropolitan Council Gen. Oblig. Rev. Bonds Series 2011 C, 0.25% 3/1/13	10,000	10,000
Univ. of Minnesota Gen. Oblig. Series 2009 D, 0.18% 10/9/12, CP	3,500	3,500
		13,500
Mississippi - 0.0%
Mississippi Gen. Oblig. Bonds Series 2006 D, 5% 11/1/12	1,920	1,943
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.5%
Curators of the Univ. of Missouri Series 2012 A, 0.16% 8/3/12, CP	$ 13,800	$ 13,800
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.):
0.16% tender 8/3/12, LOC Bank of Nova Scotia New York Branch, CP mode	11,000	11,000
0.17% tender 8/6/12, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	5,500	5,581
		43,381
Montana - 0.0%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 0.22%, tender 3/1/13 (b)	2,675	2,675
Series 1998, 0.22%, tender 3/1/13 (b)	1,500	1,500
		4,175
Nebraska - 0.4%
Nebraska Pub. Pwr. District Rev. Series A:
0.16% 8/8/12, CP	9,500	9,500
0.19% 11/7/12, CP	13,700	13,700
0.19% 11/8/12, CP	5,650	5,650
Omaha Pub. Pwr. District Elec. Rev. Series A, 0.16% 8/15/12, CP	3,500	3,500
		32,350
Nevada - 0.3%
Clark County School District Bonds Series 2008 A, 5% 6/15/13	2,350	2,445
Nevada Gen. Oblig. Bonds Series 2006 E, 5% 3/1/13	5,000	5,139
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.18% 9/13/12, LOC JPMorgan Chase Bank, CP	9,300	9,300
Series 2006 B, 0.17% 9/5/12, LOC Wells Fargo Bank NA, CP	6,000	6,000
		22,884
New Hampshire - 0.0%
New Hampshire Gen. Oblig. Bonds Series 2003 A, 5% 4/15/13	1,585	1,638
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.4%
Montgomery Township Gen. Oblig. BAN 2% 9/7/12	$ 14,386	$ 14,408
North Brunswick Township Gen. Oblig. BAN Series 2011 A, 1.5% 8/9/12	21,600	21,606
		36,014
New York - 1.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 7, 0.24% 3/25/13, CP	4,800	4,800
New York Dorm. Auth. Revs. Series 1998, 0.18% 8/1/12, CP	6,500	6,500
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.15% 8/2/12, LOC Royal Bank of Canada, CP	15,800	15,800
New York Pwr. Auth. Series 1:
0.17% 8/15/12, CP	8,200	8,200
0.19% 10/12/12, CP	10,000	10,000
New York State Gen. Oblig. Bonds Series 2011 C, 5% 9/1/12	10,000	10,040
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	20,200	20,444
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	10,900	10,989
Tarrytown BAN Series 2011 D, 1.5% 10/19/12	8,188	8,210
		94,983
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 0.18% 11/14/12, CP	4,100	4,100
North Carolina - 1.0%
Board of Governors of the Univ. of North Carolina Series D:
0.16% 8/13/12, CP	10,000	10,000
0.17% 8/7/12, CP	18,110	18,110
0.17% 8/14/12, CP	11,600	11,600
0.18% 12/3/12, CP	14,800	14,800
Charlotte Gen. Oblig. Series 2009, 0.2% 9/18/12 (Liquidity Facility Wells Fargo Bank NA), CP	6,137	6,137
Guilford County Gen. Oblig. Bonds Series 2012 A, 2% 3/1/13	3,645	3,683
Mecklenburg County Pub. Facilities Corp. Bonds Series 2009, 5% 3/1/13	3,920	4,029
North Carolina Gen. Oblig. Bonds Series 2007 A, 5% 3/1/13	15,525	15,958
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/13	1,490	1,526
		85,843
Ohio - 0.4%
Ohio Gen. Oblig. Bonds Series 2012 A, 2% 2/1/13	1,060	1,070
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.14% tender 8/9/12, CP mode	$ 3,000	$ 3,000
Series 2008 B6:
0.14% tender 8/9/12, CP mode	15,000	15,000
0.18% tender 12/6/12, CP mode	10,000	10,000
		29,070
Oregon - 1.3%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 E:
0.16% tender 8/6/12, CP mode	8,000	8,000
0.2% tender 8/3/12, CP mode	10,000	10,000
Series 2003 G, 0.16% tender 9/4/12, CP mode	14,275	14,275
Series F, 0.15% tender 8/6/12, CP mode	10,000	10,000
Oregon Gen. Oblig. TAN Series 2012 A, 2% 6/28/13	61,115	62,113
		104,388
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2004 B, 5% 8/1/12	2,000	2,000
South Carolina - 0.3%
Darlington County School District Bonds 5% 3/1/13	1,280	1,315
Horry County School District Bonds Series 2002 A, 5.125% 3/1/13	1,000	1,028
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/13	2,000	2,042
Series 2010 B:
0.18% 11/16/12, CP	1,798	1,798
0.19% 8/8/12, CP	6,798	6,798
0.19% 9/10/12, CP	1,157	1,157
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.35% tender 8/1/12, CP mode	7,000	7,000
		21,138
Texas - 7.6%
Boerne Independent School District Bonds Series 2012, 2% 2/1/13 (Permanent School Fund of Texas Guaranteed)	3,880	3,915
Brownsville Util. Sys. Rev. Series A, 0.18% 10/19/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Independent School District Bonds Series 2005, 5.25% 8/15/12 (Permanent School Fund of Texas Guaranteed)	2,185	2,189
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Bonds Series 2010, 3% 10/1/12	$ 4,435	$ 4,455
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,870	6,870
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	9,100	9,106
Series A1, 0.18% 11/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series D, 0.2% 8/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
TAN Series 2012:
1% 2/28/13	40,300	40,490
2% 2/28/13	7,000	7,074
Harris County Metropolitan Trans. Auth.:
Series A1:
0.17% 8/23/12 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
0.2% 9/10/12 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
Series A3, 0.2% 9/20/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig.:
Bonds Series 2010 A, 4% 3/1/13	5,805	5,934
Series 2012 A, 0.27% 8/3/12, LOC Union Bank of California, CP	7,600	7,600
Lower Colorado River Auth. Rev.:
0.18% 8/3/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,500	14,500
0.2% 10/16/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
0.21% 8/14/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,850	4,850
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	7,270	7,270
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2006 A, 5% 2/1/13	1,200	1,229
5.25% 2/1/13	1,090	1,117
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series A:
0.22% 8/20/12, CP	$ 8,400	$ 8,400
0.24% 8/6/12, CP	12,400	12,400
0.24% 8/10/12, CP	17,500	17,500
San Antonio Wtr. Sys. Rev.:
Bonds Series 2011 A, 3% 5/15/13	1,000	1,021
Series 2001 A, 0.27% 8/9/12, CP	9,255	9,255
Series 2001 Q:
0.28% 8/7/12, CP	4,350	4,350
0.28% 8/7/12, CP	2,600	2,600
Series A:
0.25% 8/15/12, CP	19,500	19,500
0.28% 8/15/12, CP	8,980	8,980
Texas A&M Univ. Rev. Series 1993 B, 0.18% 9/18/12, CP	7,600	7,600
Texas Gen. Oblig.:
Bonds Series 2011, 3% 10/1/12	2,100	2,110
Series 2011 B:
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	11,100	11,100
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,400	5,400
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,300	8,300
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	5,200	5,200
0.17% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,500	14,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	8,500	8,500
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	7,800	7,800
0.18% 8/30/12 (Liquidity Facility Texas Comptroller Pub. Accounts), CP	14,000	14,000
TRAN Series 2011 A, 2.5% 8/30/12	218,135	218,536
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/13	1,000	1,032
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2010 A, 4% 8/15/12	1,950	1,953
Series 2002 A:
0.14% 8/6/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series 2002 A:
0.18% 12/3/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 5,000	$ 5,000
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	12,320	12,320
		623,956
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B, 0.19% 10/4/12 (Liquidity Facility Bank of Nova Scotia), CP	5,160	5,160
Series 1997 B1, 0.15% 8/15/12 (Liquidity Facility Bank of Nova Scotia), CP	6,800	6,800
Series 1997 B3, 0.15% 8/16/12 (Liquidity Facility JPMorgan Chase Bank), CP	40,700	40,700
Series 1998 B4, 0.16% 8/9/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
		55,600
Virginia - 0.7%
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,008
Loudoun County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	4,085	4,123
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.27%, tender 2/26/13 (b)	17,345	17,345
Series 2012 A, 0.23%, tender 2/26/13 (b)	13,145	13,145
Univ. of Virginia Gen. Rev. Series 2003 A, 0.18% 12/5/12, CP	5,000	5,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
Series 2009 D, 5% 2/1/13	4,130	4,229
Series 2011 A, 3% 9/1/12	3,375	3,383
Virginia Gen. Oblig. Bonds Series 2007 A, 5% 6/1/13	1,190	1,237
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 4% 8/1/12	3,825	3,825
Virginia Pub. School Auth. Bonds:
(Resolution Proj.) Series 2009 C, 4% 8/1/12	1,500	1,500
Series 1997 B, 5% 8/1/12	5,080	5,080
		59,875
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	$ 9,950	$ 9,950
Energy Northwest Elec. Rev. Bonds:
Series 2007 A, 5% 7/1/13	1,675	1,748
Series 2008 C, 5% 7/1/13	4,495	4,691
King County Swr. Rev. Bonds Series 2010, 4% 1/1/13	3,080	3,129
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	3,000	3,095
Series 2010 B, 3% 2/1/13	1,000	1,014
Seattle Wtr. Sys. Rev. Bonds Series 2012, 2% 9/1/12	2,445	2,449
Washington Gen. Oblig. Bonds:
Series 2003 A, 5% 7/1/13	1,050	1,096
Series 2003 D, 5% 12/1/12	5,000	5,080
Series 2012 D, 2% 2/1/13	9,835	9,924
Series 2012 E, 4% 2/1/13	4,080	4,157
		46,333
Wisconsin - 0.8%
Milwaukee Gen. Oblig.:
RAN Series 2012 R1, 1.25% 12/4/12	5,100	5,119
Series C2, 0.18% 8/9/12, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Wisconsin Gen. Oblig.:
Series 2005 A, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A:
0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,250	3,250
0.18% 10/1/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	9,500	9,500
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,900	13,900
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Ministry Health Care Proj.) Series 2012 A, 0.17% tender 8/1/12, LOC U.S. Bank NA, Cincinnati, CP mode	5,700	5,700
Wisconsin Trans. Rev.:
Series 1997, 0.15% 8/16/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.14% 8/9/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 9,850	$ 9,850
0.2% 8/10/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,000	2,000
		66,160
TOTAL OTHER MUNICIPAL DEBT		2,782,729
Investment Company - 2.7%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.17% (c)(d)	227,206,000	227,206
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,336,228)		8,336,228
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(86,059)
NET ASSETS - 100%		$ 8,250,169
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,280,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Belmont Redwood Shores CA School District Bonds Series WF 11 105 C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	9/29/11	$ 10,350
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/22/11	$ 13,600
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/25/12	$ 6,870
Security	Acquisition Date	Cost (000s)
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11	$ 6,835
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Orange County Sales Tax Rev. Bonds Series WF 12 20C 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	4/26/12	$ 15,900
Palm Beach County Solid Waste Auth. Rev. Bonds Series WF 11 118, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	10/27/11 - 12/2/11	$ 26,185
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 8,000
Victoria Independent School District Bonds Series WF 08 26C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,320
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 425
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2012, the cost of investment securities for income tax purposes was $8,336,228,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2012

1.804885.108

UST-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 27.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 27.8%
U.S. Treasury Bills
10/11/12 to 1/3/13	0.15%	$ 388,000	$ 387,823
U.S. Treasury Notes
9/15/12 to 6/15/13	0.15 to 0.24	1,061,830	1,070,538
TOTAL TREASURY DEBT			1,458,361
Treasury Repurchase Agreement - 73.1%
	Maturity Amount (000s)
In a joint trading account at 0.17% dated:
7/31/12 due 8/1/12 (Collateralized by (U.S. Treasury Obligations) #	$ 3,041,733	3,041,719
7/31/12 due 8/1/12 (Collateralized by (U.S. Treasury Obligations) #	50,118	50,118
With:
Barclays Capital, Inc. at 0.17%, dated 7/31/12 due 8/1/12 (Collateralized by U.S. Treasury Obligations valued at $505,940,579, 0.125%, 7/31/14)	496,002	496,000
BNP Paribas Securities Corp. at:
0.17%, dated 7/26/12 due 8/2/12 (Collateralized by U.S. Treasury Obligations valued at $126,540,908, 0% - 8.13%, 8/9/12 - 5/15/42)	124,004	124,000
0.21%, dated 7/2/12 due 8/1/12 (Collateralized by U.S. Treasury Obligations valued at $124,528,837, 0% - 11.25%, 8/2/12 - 5/15/41)	122,021	122,000
TOTAL TREASURY REPURCHASE AGREEMENT		3,833,837
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,292,198)		5,292,198
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(47,511)
NET ASSETS - 100%		$ 5,244,687
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,041,719,000 due 8/01/12 at 0.17%
BNP Paribas Securities Corp.	$ 184,198
Barclays Capital, Inc.	548,396
Citibank NA	239,785
Credit Agricole CIB New York Branch	719,354
RBS Securities, Inc.	959,136
Societe Generale	239,785
UBS Securities LLC	67,140
Wells Fargo Securities LLC	83,925
$ 3,041,719
$50,118,000 due 8/01/12 at 0.17%
Barclays Capital, Inc.	$ 14,034
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,701
UBS Securities LLC	26,383
$ 50,118
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2012, the cost of investment securities for income tax purposes was $5,292,198,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012